SPAC Warrants (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 03, 2019
Private Warrants [Member]
SPAC Warrants [Line Items]
Warrants purchased	5,375,000
Warrant expired	June 2025
Underwriters’ Warrants [Member]
SPAC Warrants [Line Items]
Warrants purchased	920,000
Warrant expired	first half of 2024
Public Warrants [Member]
SPAC Warrants [Line Items]
Warrant expired	June 2025
Initial Public Offering [Member]
SPAC Warrants [Line Items]
Warrants purchased		11,500,000